Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Net income for the period	R$ 322,757	R$ 227,607	R$ 632,491	R$ 376,063
Currency translation adjustment	22	356	(606)	356
Fair value of financial investments through OCI	19		(69)
Total comprehensive income for the period	322,798	227,963	631,816	376,419
Attributable to
Net income for the period	322,400	227,524	631,037	375,902
Non-controlling interests	358	439	779	517
Net income for the period	R$ 322,798	R$ 227,963	R$ 631,816	R$ 376,419